14. SEGMENTED INFORMATION	12 Months Ended
Jan. 31, 2021
Notes
14. SEGMENTED INFORMATION

14.SEGMENTED INFORMATION

The Company has determined that it had only one operating segment, i.e. mining exploration.  The Company’s mining operations are centralized whereby the Company’s head office is responsible for the exploration results and to provide support in addressing local and regional issues.  As at January 31, 2021 and 2020, the Company’s assets are all located in Canada (Notes 5, 6 and 7).